SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Transactions (Details) - USD ($)	9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
In-kind contributions	$ 2,115,109	$ 1,429,089
Total	1,641,794	(27,644,599)
Joint ventures and associates
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Sales of goods and services	19,404,971	24,927,813
Purchases of goods and services	(20,951,684)	(48,561,129)
Key management personnel
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Sales of goods and services		572,136
Salaries, social security benefits and other benefits	(4,425,476)	(3,963,332)
Shareholders and other related parties
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Sales of goods and services	7,156,388	597,950
Purchases of goods and services	(1,401,698)	(2,239,972)
In-kind contributions	2,115,109	1,429,089
Interest expenses		19,513
Parent company and related parties to Parent
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Interest expenses	$ (255,816)	$ (426,667)